EMPLOYEE OPTION PLANS (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Mar. 31, 2011 USD ($)	Mar. 31, 2012 Chief Executive Officer [Member] USD ($)	Mar. 31, 2011 Chief Executive Officer [Member] USD ($)	Mar. 31, 2011 Chief Executive Officer [Member] ILS	Nov. 30, 2014 Chief Financial Officer [Member] USD ($)	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2012 Employee and Officer Share Option Plan [Member]	Mar. 31, 2011 Employee and Officer Share Option Plan [Member]	Dec. 31, 2014 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2013 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2012 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2014 Matrix It Ltd [Member] USD ($)	Dec. 31, 2013 Matrix It Ltd [Member] USD ($)	Dec. 31, 2012 Matrix It Ltd [Member] USD ($)	Dec. 31, 2014 Sapiens [Member] USD ($)	Dec. 31, 2013 Sapiens [Member] USD ($)	Dec. 31, 2012 Sapiens [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,122,782
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									10 years	7 years
Share-Based Compensation Arrangement By Share-Based Payment Award Options Grants In Period Grant Date Fair Value				$ 16.65				$ 23.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 16.34							$ 3.76	$ 6.0	$ 4.0
Ordinary shares outstanding						543,840	543,840						738,889	703,110					2,796,081	3,878,495
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options													$ 646						$ 2,069
Granted - Weighted average exercise price					$ 0.01		0.01						$ 7.47						$ 7.61	$ 2.51	$ 1.96
Employee Stock Ownership Plan (ESOP), Number of Committed-to-be-Released Shares								10,000				545,000
Common Stock, Capital Shares Reserved for Future Issuance											1,200,000
Exercisable - Aggregate intrinsic value													741	529	572	2,286	380	376	7,446	2,839	2,668
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Value				$ 9,055		$ 18,347		$ 239
Redemption of shares (in shares)	543,840	543,840
Common Stock, Shares Held in Employee Trust, Shares			1,122,782
Granted - Number Of Options													155,000						340,000	595,000	432,805